Debt - Disclosure of lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Long-term debt (non-current)	€ 1,440	€ 1,625
Short-term debt and current portion of long-term debt (current)	€ 718	€ 634